Revenue and Deferred Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue and Deferred Revenue
Schedule of revenue disaggregated by revenue stream

The following table provides the Company’s revenues disaggregated by revenue stream (in thousands):

	For the three months ended March 31,
	2026	2025
Revenue:
Network design and installation	$3,377	$4,971
Internet network services and hardware and internet service	1,053	475
Total	$4,430	$5,446

The following table provides the Company’s revenue disaggregated by revenue stream (in thousands):

	For the years ended December 31,
	2025	2024
Revenue:
Network design and installation	$18,796	$7,370
Internet network services and hardware and internet service	2,822	1,125
Total	$21,618	$8,495

Schedule of changes in current deferred revenue balance and network financing receivable balance

Changes in the Company’s current deferred revenue balance for the three months ended March 31, 2026 and 2025, were as follows (in thousands):

Deferred Revenues
Balance as of January 1, 2025	$6,215
Additions included in deferred revenue as of end of period	2,841
Revenue recognized from opening balance	(3,158)
Balance as of March 31, 2025	5,898

Balance as of January 1, 2026	3,194
Additions included in deferred revenue as of end of period	4,138
Revenue recognized from opening balance	(3,228)
Balance as of March 31, 2026	$4,104

Changes in the Company’s network financing receivable balance for the three months ended March 31, 2026 and 2025, were as follows (in thousands):

Network financing receivable
Balance as of January 1, 2025	$513
Additional unbilled revenue recognized	406
Amounts billed during the period	(17)
Balance as of March 31, 2025	$902

Balance as of January 1, 2026	$1,291
Additional unbilled revenue recognized	—
Amounts billed during the period	(53)
Balance as of March 31, 2026	$1,238

Changes in the Company’s deferred revenue balance for the years ended December 31, 2025 and 2024, respectively, were as follows (in thousands):

Balance as of January 1, 2024	$1,880
Additions included in deferred revenue as of end of period	6,182
Revenue recognized from opening balance	(1,847)
Balance as of December 31, 2024	$6,215
Additions included in deferred revenue as of end of period	2,457
Revenue recognized from opening balance	(5,478)
Balance as of December 31, 2025	$3,194

Changes in the Company’s network financing receivable balance for the years ended December 31, 2025 and 2024 were as follows (in thousands):

Balance as of January 1, 2024	$—
Additional unbilled revenue recognized	550
Amounts billed during the period	(37)
Balance as of December 31, 2024	$513
Additional unbilled revenue recognized	887
Amounts billed during the period	(109)
Balance as of December 31, 2025	$1,291